First Trust Smith Unconstrained Bond ETF Average Annual Total Returns			12 Months Ended	60 Months Ended	67 Months Ended	83 Months Ended
		Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
ICE BofA 3-Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.01%	1.88%	1.90%
ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.23%	2.12%	2.15%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	1.10%	1.36%	1.28%
First Trust Smith Unconstrained Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.54%	3.11%	3.07%
Performance Inception Date		Jun. 04, 2018
First Trust Smith Unconstrained Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.44%	1.73%	1.69%
First Trust Smith Unconstrained Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.42%	1.79%	1.76%

[1]	On May 31, 2023, the ICE BofA US Dollar 3-Month Deposit Offered Rate Average Index was replaced as a securities market index for the Fund with the ICE BofA 3-Month US Treasury Bill Index in connection with the phase out of the London interbank offered rate.